INCOME TAXES - Tabular (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
INCOME TAXES
Current income taxes	$ 162	$ 89	$ 296	$ 196
Deferred income taxes	(23)	(24)	(38)	10
Income tax expense	$ 139	$ 65	$ 258	$ 206
Effective tax rate	81.30%	(60.20%)	76.30%	185.60%